Income Taxes (Details) - Schedule of components of income tax - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Components Of Income Tax Abstract
Current income tax provision	$ 1,205,276	$ 1,464,674	$ 541,251
Deferred income tax benefit	(334,045)	(47,802)	(84,246)
Total	$ 871,231	$ 1,416,872	$ 457,005